October 31, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	NexPoint Funds I (the “Registrant”)

File No. 333-132400

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information with respect to NexPoint Event Driven Fund, NexPoint Merger Arbitrage Fund and NexPoint Credit Catalyst Fund, each a series of the Registrant do not differ from that contained in Post-Effective Amendment No. 101 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically with the Securities and Exchange Commission on October 28, 2025 (Accession No. 0001193125-25-253355), with an effective date of October 31, 2025.

Please call me at (917) 522-6080 if you have any questions with respect to this certification.

Sincerely,

/s/ Eric Griffith
Eric Griffith

cc:	S. Vitiello, Esq.